WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
WARRANTS
WARRANTS

NOTE 6 – WARRANTS

On November 30, 2020, we issued 350,000 five-year common stock warrants exercisable at $1.00 per share.

On November 30, 2020, we issued 40,000 five-year common stock warrants exercisable at $0.264 per share.

On January 19, 2021, we issued 100,000 five-year common stock warrants exercisable at $1.00 per share.

On March 22, 2021, we issued 116,667 five-year common stock warrants exercisable at $1.50 per share.

On March 22, 2021, we issued 116,667 five-year common stock warrants exercisable at $2.00 per share.

On March 26, 2021, we issued 16,971 five-year common stock warrants exercisable at $3.30 per share.

On April 21, 2021, the Company issued 37,456 of common stock for the conversion of 40,000 cashless warrants.

On July 9, 2021, we issued 50,000 five-year common stock warrants exercisable at $2.00 per share.

On July 11, 2021, we issued 142,857 five-year common stock warrants exercisable at $1.75 per share.

On July 11, 2021, we issued 111,111 five-year common stock warrants exercisable at $2.00 per share.

On July 12, 2021, we issued 6,494 five-year common stock warrants exercisable at $1.925 per share.

On July 12, 2021, we issued 5,051 five-year common stock warrants exercisable at $2.475 per share.

On July 12, 2021, we issued 3,247 five-year common stock warrants exercisable at $1.925 per share.

On July 12, 2021, we issued 2,525 five-year common stock warrants exercisable at $2.475 per share.

On July 12, 2021, we issued 3,247 five-year common stock warrants exercisable at $1.925 per share.

On July 12, 2021, we issued 2,526 five-year common stock warrants exercisable at $2.475 per share.

On November 30, 2021, we issued 250,000 five-year common stock warrants exercisable at $1.08 per share.

On November 30, 2021, we issued 23,570 five-year common stock warrants exercisable at $1.188 per share.

On March 1, 2022, we issued 11,097 five-year common stock warrants exercisable at $1.12 per share.

On March 31, 2022, we issued 39,285 five-year common stock warrants exercisable at $1.75 per share.

On March 31, 2022, we issued 30,555 five-year common stock warrants exercisable at $2.25 per share.

On March 31, 2022, we issued 4,286 five-year common stock warrants exercisable at $1.75 per share.

On October 26, 2022, we issued 8,935,664 five-year common stock warrants initially exercisable at $1.85 per share.

	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2021	1,300,932	$1.43	1,300,932	1.43
Additions	85,223	1.85	85,223	1.85

Converted	-	-		-
Expired	-	-	-

Outstanding 9-30-2022	1,386,155	$1.46	1,386,155	1.46
Additions	8,935,664	1.85	8,935,664	1.85

Converted	(737,302)	-		-
Expired	-	-	-

Outstanding December 31, 2022	9,584,517	$1.46	9,584,517	1.46
Additions	-	-	-	-

Converted	-	-		-
Expired	-	-	-

Outstanding March 31, 2023	9,584,517	$1.46	9,584,517	1.46

NOTE 8 – WARRANTS

On November 30, 2020, we issued 350,000 five-year common stock warrants exercisable at $1.00 per share.

On November 30, 2020, we issued 40,000 five-year common stock warrants exercisable at $0.264 per share.

On January 19, 2021, we issued 100,000 five-year common stock warrants exercisable at $1.00 per share.

On March 22, 2021, we issued 116,667 five-year common stock warrants exercisable at $1.50 per share.

On March 22, 2021, we issued 116,667 five-year common stock warrants exercisable at $2.00 per share.

On March 26, 2021, we issued 16,971 five-year common stock warrants exercisable at $3.30 per share.

On April 21, 2021, the Company issued 37,456 of common stock for the conversion of 40,000 cashless warrants.

On July 9, 2021, we issued 50,000 five-year common stock warrants exercisable at $2.00 per share.

On July 11, 2021, we issued 142,857 five-year common stock warrants exercisable at $1.75 per share.

On July 11, 2021, we issued 111,111 five-year common stock warrants exercisable at $2.00 per share.

On July 12, 2021, we issued 6,494 five-year common stock warrants exercisable at $1.925 per share.

On July 12, 2021, we issued 5,051 five-year common stock warrants exercisable at $2.475 per share.

On July 12, 2021, we issued 3,247 five-year common stock warrants exercisable at $1.925 per share.

On July 12, 2021, we issued 2,525 five-year common stock warrants exercisable at $2.475 per share.

On July 12, 2021, we issued 3,247 five-year common stock warrants exercisable at $1.925 per share.

On July 12, 2021, we issued 2,526 five-year common stock warrants exercisable at $2.475 per share.

On November 30, 2021, we issued 250,000 five-year common stock warrants exercisable at $1.08 per share.

On November 30, 2021, we issued 23,570 five-year common stock warrants exercisable at $1.188 per share.

On March 1, 2022, we issued 11,097 five-year common stock warrants exercisable at $1.12 per share.

On March 31, 2022, we issued 39,285 five-year common stock warrants exercisable at $1.75 per share.

On March 31, 2022, we issued 30,555 five-year common stock warrants exercisable at $2.25 per share.

On March 31, 2022, we issued 4,286 five-year common stock warrants exercisable at $1.75 per share.

On October 26, 2022, we issued 8,935,664 five-year common warrants initially exercisable at $1.85 per share.

	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2020	390,000	$0.920	390,000	0.920
Additions	950,932	1.65	950,932	1.65

Converted	(40,000)	0.260		0.260
Expired	-	-	-

Outstanding December 31, 2021	1,300,932	$1.43	1,300,932	1.43
Additions	85,223	1.85	85,223	1.85

Converted	-	-		-
Expired	-	-	-

Outstanding 9-30-2022	1,386,155	$1.46	1,386,155	1.46
Additions	8,935,664	1.85	8,935,664	1.85

Converted	(737,302)	-		-
Expired	-	-	-

Outstanding December 31, 2022	9,584,517	$1.46	9,584,517	1.46